ALLIANCE DYNAMIC GROWTH FUND, INC.

Semi-Annual Report
December 31, 2002


                                                                 AllianceCapital
                                            The Investment Professional's Choice

ALLIANCE DYNAMIC GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (unaudited)


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.1%

Healthcare -- 24.3%
Biotechnology -- 0.5%
Waters Corp. (a)                                           230       $     5,009
                                                                     -----------

Drugs -- 6.1%
Allergan, Inc.                                             200            11,524
Pfizer, Inc.                                             1,710            52,275
                                                                     -----------
                                                                          63,799
                                                                     -----------

Medical Products -- 9.4%
Boston Scientific Corp. (a)                                490            20,835
Health Net, Inc. (a)                                       420            11,088
Johnson & Johnson                                          940            50,487
Varian Medical Systems, Inc. (a)                           320            15,872
                                                                     -----------
                                                                          98,282
                                                                     -----------

Medical Services -- 8.3%
Express Scripts, Inc. (a)                                  210            10,088
Lincare Holdings, Inc. (a)                                 170             5,375
Oxford Health Plans, Inc. (a)                              310            11,300
UnitedHealth Group, Inc.                                   335            27,973
WellPoint Health Networks, Inc. (a)                        450            32,022
                                                                     -----------
                                                                          86,758
                                                                     -----------
                                                                         253,848
                                                                     -----------

Technology -- 21.0%
Computer Hardware -- 5.1%
Dell Computer Corp. (a)                                  1,400            37,436
International Business Machines Corp.                      200            15,500
                                                                     -----------
                                                                          52,936
                                                                     -----------

Computer Peripherals -- 0.8%
Qlogic Corp. (a)                                           250             8,627
                                                                     -----------

Computer Services -- 4.2%
First Data Corp.                                           720            25,495
Fiserv, Inc. (a)                                           530            17,994
                                                                     -----------
                                                                          43,489
                                                                     -----------

Computer Software -- 10.2%
Electronic Arts, Inc. (a)                                  230            11,447
Intuit, Inc. (a)                                           220            10,322
Microsoft Corp.                                          1,070            55,319
Oracle Corp. (a)                                         1,600            17,280
Symantec Corp. (a)                                         300            12,144
                                                                     -----------
                                                                         106,512
                                                                     -----------

Semiconductor Components -- 0.7%
Altera Corp. (a)                                           600             7,404
                                                                     -----------
                                                                         218,968
                                                                     -----------

Company                                                 Shares        US $ Value
--------------------------------------------------------------------------------

Consumer Services -- 18.5%
Apparel -- 2.7%
Jones Apparel Group, Inc. (a)                              430       $    15,239
Liz Claiborne, Inc.                                        440            13,046
                                                                     -----------
                                                                          28,285
                                                                     -----------

Entertainment & Leisure -- 0.8%
Expedia, Inc. Cl. A (a)                                    120             8,032
                                                                     -----------


Gaming -- 2.5%
Harrah's Entertainment, Inc. (a)                           430            17,028
MGM Mirage (a)                                             280             9,232
                                                                     -----------
                                                                          26,260
                                                                     -----------

Printing & Publishing -- 1.0%
Tribune Co.                                                230            10,456
                                                                     -----------

Retail - General Merchandise -- 11.5%
AutoZone, Inc. (a)                                         200            14,130
Bed Bath & Beyond, Inc. (a)                                830            28,660
Lowes Cos., Inc.                                           520            19,500
Ross Stores, Inc.                                          340            14,413
Staples, Inc. (a)                                        1,050            19,215
The Gap, Inc.                                              650            10,088
Williams-Sonoma, Inc. (a)                                  500            13,575
                                                                     -----------
                                                                         119,581
                                                                     -----------
                                                                         192,614
                                                                     -----------

Finance -- 14.1%
Banking - Money Center -- 1.8%
SLM Corp.                                                  180            18,695
                                                                     -----------

Banking - Regional -- 1.1%
Hudson City Bancorp, Inc.                                  630            11,737
                                                                     -----------

Insurance -- 2.0%
AFLAC, Inc.                                                350            10,542
The Progressive Corp.                                      200             9,926
                                                                     -----------
                                                                          20,468
                                                                     -----------

Mortgage Banking -- 6.9%
Fannie Mae                                                 525            33,773
Freddie Mac                                                540            31,887
GreenPoint Financial Corp.                                 140             6,325
                                                                     -----------
                                                                          71,985
                                                                     -----------

Miscellaneous -- 2.3%
Citigroup, Inc.                                            670            23,577
                                                                     -----------
                                                                         146,462
                                                                     -----------

Company                                                 Shares        US $ Value
--------------------------------------------------------------------------------

Consumer Staples -- 12.1%
Beverages -- 3.0%
Anheuser-Busch Cos., Inc.                                  650       $    31,460
                                                                     -----------

Cosmetics -- 2.9%
Avon Products, Inc.                                        560            30,167
                                                                     -----------

Household Products -- 3.5%
The Procter & Gamble Co.                                   430            36,954
                                                                     -----------

Tobacco -- 1.7%
Philip Morris Cos., Inc.                                   430            17,428
                                                                     -----------

Miscellaneous -- 1.0%
Fortune Brands, Inc.                                       230            10,697
                                                                     -----------
                                                                         126,706
                                                                     -----------

Capital Goods -- 2.3%
Miscellaneous -- 2.3%
United Technologies Corp.                                  390            24,157
                                                                     -----------

Multi Industry Companies -- 2.1%
3M Co.                                                     180            22,194
                                                                     -----------

Consumer Manufacturing -- 1.2%
Miscellaneous -- 1.2%
Newell Rubbermaid, Inc.                                    420            12,739
                                                                     -----------

Energy -- 0.5%
Domestic Producers -- 0.5%
XTO Energy, Inc.                                           220             5,434
                                                                     -----------

Total Common Stocks -- 96.1%
    (cost $948,237)                                                    1,003,122
                                                                     -----------
Total Investments -- 96.1%
    (cost $948,237)                                                    1,003,122
Other assets less liabilities -- 3.9%                                     40,963
                                                                     -----------

Net Assets -- 100%                                                   $ 1,044,085
                                                                     ===========
(a)   Non-income producing security.

See notes to financial statements.

ALLIANCE DYMANIC GROWTH FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
December 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $948,237) .........................   $ 1,003,122
Cash ........................................................................        42,478
Due from Adviser ............................................................        65,030
Deferred offering costs .....................................................        23,748
Dividends receivable ........................................................           519
                                                                                -----------
Total assets ................................................................     1,134,897
                                                                                -----------
Liabilities
Deferred offering costs payable .............................................        36,609
Organizational cost payable .................................................        20,275
Distribution fee payable ....................................................            11
Accrued expenses and other liabilities ......................................        33,917
                                                                                -----------
Total liabilities ...........................................................        90,812
                                                                                -----------
Net Assets ..................................................................   $ 1,044,085
                                                                                ===========
Composition of Net Assets
Capital stock, at par .......................................................   $       100
Additional paid-in capital ..................................................       999,900
Undistributed net investment loss ...........................................        (5,952)
Accumulated net realized loss on investments ................................        (4,848)
Net unrealized appreciation of investments ..................................        54,885
                                                                                -----------
                                                                                $ 1,044,085
                                                                                ===========

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
      ($1,041 / 100 shares of capital stock issued and outstanding) .........   $     10.41
Sales charge - 4.25% of public offering price ...............................           .46
                                                                                -----------
Maximum offering price ......................................................   $     10.87
                                                                                -----------
Class B Shares
Net asset value and offering price per share
    ($1,040 / 100 shares of capital stock issued and outstanding) ...........   $     10.40
                                                                                -----------
Class C Shares
Net asset value and offering price per share
     ($1,040 / 100 shares of capital stock issued and outstanding) ..........   $     10.40
                                                                                -----------
Advisor Class Shares
Net asset value, redemption and offering price per share
     ($1,040,964 / 99,700 shares of capital stock issued and outstanding) ...   $     10.44
                                                                                -----------

See notes to financial statements.

ALLIANCE DYMANIC GROWTH FUND, INC.
STATEMENT OF OPERATIONS
July 22, 2002* to December 31, 2002 (unaudited)

Investment Income
Dividends ...........................................................  $   4,592
Interest ............................................................        129     $   4,721
                                                                       ---------
Expenses
Advisory fee ........................................................      4,758
Distribution fee - Class A ..........................................          1
Distribution fee - Class B ..........................................          5
Distribution fee - Class C ..........................................          5
Administrative ......................................................     61,250
Organization expenses ...............................................     29,000
Audit and legal .....................................................     18,954
Amortization of offering expenses ...................................     18,952
Transfer agency .....................................................      9,000
Custodian ...........................................................      7,614
Directors' fees .....................................................      7,128
Printing ............................................................      4,698
Miscellaneous .......................................................        162
                                                                       ---------
Total expenses ......................................................    161,527
Less: expenses waived and reimbursed by the Adviser (see Note B) ....   (154,854)
                                                                       ---------
Net expenses ........................................................                    6,673
                                                                                     ---------
Net investment loss .................................................                   (1,952)
                                                                                     ---------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss on investments ....................................                   (4,848)
Net change in unrealized appreciation/depreciation of investments ...                   54,885
                                                                                     ---------
Net gain on investment transactions .................................                   50,037
                                                                                     ---------
Net Increase in Net Assets from
   Operations .......................................................                $  48,085
                                                                                     =========

*     Commencement of operations.

See notes to financial statements.

ALLIANCE DYMANIC GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                              July 22, 2002* to
                                                              December 31, 2002
                                                                 (unaudited)
                                                              =================
Increase (Decrease) in Net Assets from Operations
Net investment loss .......................................     $    (1,952)
Net realized loss on investments ..........................          (4,848)
Net change in unrealized appreciation /
     depreciation of investments ..........................          54,885
                                                                -----------
Net increase in net assets from
     operations ...........................................          48,085
Distributions to Shareholders from
Net realized gain on investments
    Class A ...............................................              (4)
    Class B ...............................................              (4)
    Class C ...............................................              (4)
    Advisor Class .........................................          (3,988)
Capital Stock Transactions
Net increase ..............................................         900,000
                                                                -----------
Total increase ............................................         944,085
Net Assets
Beginning of period .......................................         100,000
                                                                -----------
End of period .............................................     $ 1,044,085
                                                                ===========

*     Commencement of operations

See notes to financial statements.

ALLIANCE DYNAMIC GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

Note A

Significant Accounting Policies

Alliance Dynamic Growth Fund, Inc. (the "Fund") was organized under the laws of the State of Maryland on May 8, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2002, the Adviser was the only shareholder in the Fund.

Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $29,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of approximately $42,700 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of 1.00% of the first $5 billion of the Fund's average daily net assets, .95% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .90% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 10, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from May 8, 2002 (date of organization of Fund) to August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B shares and Class C shares and 1.40% of average daily net assets for Advisor Class shares. For the period ended December 31, 2002, such reimbursement amounted to $36,652. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended December 31, 2002, expenses in the amount of $47,952 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended December 31, 2002, the Adviser agreed to waive its fees for such services. Such waiver amounted to $61,250.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended December 31, 2002, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $9,000.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges of from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended December 31, 2002.

Brokerage commissions paid on investment transactions for the period ended December 31, 2002, amounted to $ 3,320, of which $111 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $1,521,733 and $568,649, respectively, for the period ended December 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the period ended December 31, 2002.

At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $69,696 and gross unrealized depreciation of investments was $14,811 resulting in net unrealized appreciation of $54,885, excluding foreign currency transactions.

NOTE E

Capital Stock

There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                  Shares               Amount
                                               -------------        ------------
                                                  July 22,            July 22,
                                                 2002(a) to          2002(a) to
                                                December 31,        December 31,
                                                    2002                2002
                                                (unaudited)         (unaudited)
                                               ---------------------------------
Class A
Shares sold                                            90            $    900
                                                   --------------------------

Net increase                                           90            $    900
================================================================================

Class B
Shares sold                                            90            $    900
                                                   --------------------------

Net increase                                           90            $    900
================================================================================

Class C
Shares sold                                            90            $    900
                                                   --------------------------

Net increase                                           90            $    900
================================================================================

Advisor Class
Shares sold                                        89,730            $897,300
                                                   --------------------------

Net increase                                       89,730            $897,300
================================================================================

(a)   Commencement of operations.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2002.

ALLIANCE DYNAMIC GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                    ------------    ------------    ------------    ------------
                                                                                                       Advisor
                                                       Class A         Class B         Class C          Class
                                                    ------------    ------------    ------------    ------------

                                                        July 22,        July 22,        July 22,        July 22,
                                                     2002 (a) to     2002 (a) to     2002 (a) to     2002 (a) to
                                                    December 31,    December 31,    December 31,    December 31,
                                                            2002            2002            2002            2002
                                                     (unaudited)     (unaudited)     (unaudited)     (unaudited)
                                                    ------------------------------------------------------------
Net asset value, beginning of period .............       $ 10.00         $ 10.00         $ 10.00         $ 10.00
                                                    ------------------------------------------------------------
Income from Investment Operations

Net investment loss (b) (c) ......................          (.05)           (.06)           (.06)           (.02)

Net realized and unrealized gain on
   investment transactions .......................           .50             .50             .50             .50
                                                    ------------------------------------------------------------
Net increase in net asset value from
   operations ....................................           .45             .44             .44             .48

Less: Distributions

Distributions from net realized gains
   on investments ................................          (.04)           (.04)           (.04)           (.04)
                                                    ------------------------------------------------------------
Net asset value, end of period ...................       $ 10.41         $ 10.40         $ 10.40         $ 10.44
                                                    ============================================================
Total Return

Total investment return based on net
   asset value (d) ...............................          4.49%           4.39%           4.39%           4.79%

Ratios/Supplemental Data

Net assets, end of period
   (000's omitted) ...............................       $     1         $     1         $     1         $ 1,041

Ratio to average net assets of:

   Expenses, net of waivers/
     reimbursements (e) ..........................          1.70%           2.40%           2.40%           1.40%

   Expenses, before waivers/
     reimbursements (e) ..........................         34.21%          34.62%          34.62%          33.74%

   Net investment loss, net of waivers/
     reimbursements (c) (e) .....................          (1.01)%         (1.31)%         (1.31)%         (0.41)%

Portfolio turnover rate ..........................            54%             54%             54%             54%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived / reimbursed by the Adviser.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Paul C. Rissman, Senior Vice President
Debra G. Ackerman, Vice President
Thomas J. Bardong, Vice President
Ann Larson, Vice President
Janet A. Walsh, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1)   Member of the Audit Committee